Lincoln Variable Insurance Products Trust 1300 South Clinton Street Fort Wayne, Indiana 46802 United States of America

Phone: 603-226-5706

e-Mail: Craig.Moreshead@LFG.com

VIA EDGAR

June 24, 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Variable Insurance Products Trust (“Trust”)
Fund: LVIP SSgA Global Tactical Allocation Fund (the “Fund”)
File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the Fund dated May 1, 2011, as supplemented under Rule 497(e) on June 9, 2011. The purpose of this filing is to submit the 497(e) filing dated June 9, 2011 in XBRL format for the Fund.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Craig D. Moreshead

Craig D. Moreshead

Senior Counsel

cc: Jill R. Whitelaw, Esq.